Acquisition of Construction Services Businesses - Schedule of Unaudited Pro Forma Consolidated Financial Information (Detail) (Link-Line, W.S. Nicholls, and Brigadier [Member], USD $)
In Thousands, except Per Share data, unless otherwise specified
12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Link-Line, W.S. Nicholls, and Brigadier [Member]
Business Acquisition [Line Items]
Total operating revenues	$ 2,295,318	$ 2,203,272
Net income attributable to Southwest Gas Corporation	$ 149,588	$ 143,424
Basic earnings per share	$ 3.22	$ 3.10
Diluted earnings per share	$ 3.19	$ 3.07